UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Capital Allocation Fund

Voya Corporate Leaders® 100 Fund

Voya Mid Cap Research Enhanced Index Fund

Voya Small Company Fund

The schedules are not audited.

Voya Capital Allocation Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 27.5%
64,507	iShares Core U.S. Aggregate Bond ETF	$7,261,553	4.5
82,810	iShares MSCI EAFE Index Fund	4,831,964	3.0
43,692	iShares MSCI Emerging Markets Index Fund	1,596,069	1.0
226,914	iShares Russell 1000 Value Index Fund	24,141,380	15.0
29,617	SPDR Trust Series 1	6,439,920	4.0

	Total Exchange-Traded Funds
	(Cost $42,425,504)	44,270,886	27 .5

MUTUAL FUNDS: 71.4%
	Affiliated Investment Companies: 68.9%
655,426	Voya Floating Rate Fund - Class I	6,469,051	4.0
2,841,828	Voya Global Bond Fund - Class R6	28,901,390	17.9
77,298	Voya Global Real Estate Fund - Class R6	1,615,518	1.0
1,210,854	Voya High Yield Bond Fund - Class R6	9,711,047	6.0
1,761,162	Voya International Core Fund - Class I	16,079,405	10.0
456,371	Voya Large Cap Value Fund - Class R6	5,590,551	3.5
114,171	@ Voya Large-Cap Growth Fund - Class R6	4,002,838	2.5
194,832	@ Voya MidCap Opportunities Fund - Class R6	4,833,786	3.0
808,775	Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,031,137	5.0
1,533,177	Voya Multi-Manager International Equity Fund - Class I	16,098,362	10.0
450,156	Voya Multi-Manager Mid Cap Value Fund - Class I	4,821,168	3.0
72,436	Voya Real Estate Fund - Class R6	1,616,043	1.0
193,643	Voya Small Company Fund - Class R6	3,218,352	2.0
		110,988,648	68.9

	Unaffiliated Investment Companies: 2.5%
832,616	@ Credit Suisse Commodity Return Strategy Fund - Class I	3,979,906	2.5

	Total Mutual Funds
	(Cost $107,420,507)	114,968,554	71.4

ASSET-BACKED SECURITIES: 0.1%
	Other Asset-Backed Securities: 0.1%
2,517	Chase Funding Trust Series 2003-5 2A2, 1.124%, 07/25/33	$2,327	0.0
69,433	# Credit-Based Asset Servicing and Securitization LLC 2007-SP1 A4, 6.020%, 12/25/37	72,621	0.1
968	RAMP Series Trust 2003-RS5 AIIB, 1.144%, 06/25/33	909	0.0

	Total Asset-Backed Securities
	(Cost $72,916)	75,857	0.1

	Total Investments in Securities (Cost $149,918,927)	$159,315,297	99.0
	Assets in Excess of Other Liabilities	1,683,473	1.0
	Net Assets	$160,998,770	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.

Cost for federal income tax purposes is $153,041,154.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$10,627,588
Gross Unrealized Depreciation	(4,353,445)

Net Unrealized Appreciation	$6,274,143

Voya Capital Allocation Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$44,270,886	$–	$–	$44,270,886
Mutual Funds	114,968,554	–	–	114,968,554
Asset-Backed Securities	–	75,857	–	75,857
Total Investments, at fair value	$159,239,440	$75,857	$–	$159,315,297
Other Financial Instruments+
Futures	146,411	–	–	146,411
Total Assets	$159,385,851	$75,857	$–	$159,461,708
Liabilities Table
Other Financial Instruments+
Futures	$(2,447)	$–	$–	$(2,447)
Total Liabilities	$(2,447)	$–	$–	$(2,447)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31,2016 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$6,451,492	$231,439	$(255,002)	$41,122	$6,469,051	$68,375	$(9,334)	$-
Voya Global Bond Fund - Class R6	28,544,318	871,862	(1,228,567)	713,777	28,901,390	-	3,421	-
Voya Global Real Estate Fund - Class R6	1,571,504	36,977	(44,955)	51,992	1,615,518	11,833	20,836	-
Voya High Yield Bond Fund - Class I	11,259,502	111,577	(10,813,488)	(557,591)	-	169,541	254	-
Voya High Yield Bond Fund Class R6	-	10,540,369	(1,721,649)	892,327	9,711,047	19	61,910	-
Voya International Core Fund - Class I	14,224,124	2,111,477	(666,121)	409,925	16,079,405	-	(65,969)	-
Voya Large Cap Value Fund - Class R6	3,830,591	2,208,893	(555,905)	106,972	5,590,551	21,130	35,662	-
Voya Large-Cap Growth Fund - Class R6	3,965,474	2,598,267	(1,818,415)	(742,488)	4,002,838	-	793,034	-
Voya MidCap Opportunities Fund - Class R6	4,884,864	2,733	(163,675)	109,864	4,833,786	-	31,938	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	7,762,051	42,995	(700,166)	926,257	8,031,137	-	(14,867)	-
Voya Multi-Manager International Equity Fund - Class I	14,223,283	2,293,474	(726,254)	307,859	16,098,362	-	943	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,803,017	87,641	(297,898)	228,408	4,821,168	-	(40,237)	-
Voya Real Estate Fund - Class R6	1,622,336	56,864	(155,853)	92,696	1,616,043	9,356	11,796	-
Voya Small Company Fund - Class R6	3,263,213	1,822	(159,043)	112,360	3,218,352	-	88,267	-
	$106,405,769	$21,196,390	$(19,306,991)	$2,693,480	$110,988,648	$280,254	$917,654	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2016, the following futures contracts were outstanding for Voya Capital Allocation Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	21	09/16/16	$3,283,980	$146,411
			$3,283,980	$146,411
Short Contracts
S&P 500 E-Mini	(30)	09/16/16	(3,254,250)	(2,447)
			$(3,254,250)	$(2,447)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Capital Allocation Fund as of August 31, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$146,411
Total Asset Derivatives		$146,411

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$2,447
Total Liability Derivatives		$2,447

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 13.6%
11,949	@	Amazon.com, Inc.	$9,190,693	1.0
133,719		Comcast Corp. – Class A	8,726,502	1.0
681,263		Ford Motor Co.	8,583,914	1.0
303,510		General Motors Co.	9,688,039	1.1
67,127		Home Depot, Inc.	9,003,073	1.0
109,953		Lowe's Cos, Inc.	8,418,002	0.9
71,555		McDonald's Corp.	8,276,051	0.9
155,087		Nike, Inc.	8,939,215	1.0
6,899	@	Priceline.com, Inc.	9,774,020	1.1
150,686		Starbucks Corp.	8,473,074	0.9
122,142		Target Corp.	8,573,147	0.9
119,263		Time Warner, Inc.	9,351,412	1.0
316,662		Twenty-First Century Fox, Inc. - Class A	7,770,885	0.9
88,163		Walt Disney Co.	8,327,877	0.9
			123,095,904	13.6

		Consumer Staples: 10.5%
126,049		Altria Group, Inc.	8,330,578	0.9
192,393		Coca-Cola Co.	8,355,628	0.9
118,981		Colgate-Palmolive Co.	8,845,048	1.0
54,431		Costco Wholesale Corp.	8,822,721	1.0
90,563		CVS Health Corp.	8,458,584	0.9
198,974		Mondelez International, Inc.	8,957,810	1.0
82,913		PepsiCo, Inc.	8,850,963	1.0
86,696		Philip Morris International, Inc.	8,663,531	1.0
101,895		Procter & Gamble Co.	8,896,452	1.0
102,777		Walgreens Boots Alliance, Inc.	8,295,132	0.9
117,996		Wal-Mart Stores, Inc.	8,429,634	0.9
			94,906,081	10.5

		Energy: 6.7%
82,672		Chevron Corp.	8,315,150	0.9
194,714		ConocoPhillips	7,993,010	0.9
92,473		Exxon Mobil Corp.	8,058,097	0.9
191,745		Halliburton Co.	8,246,952	0.9
461,406		Kinder Morgan, Inc.	10,081,721	1.1
113,862		Occidental Petroleum Corp.	8,750,295	1.0
109,855		Schlumberger Ltd.	8,678,545	1.0
			60,123,770	6.7

		Financials: 16.0%
166,147		American International Group, Inc.	9,940,575	1.1
124,872		Allstate Corp.	8,611,173	1.0
143,384		American Express Co.	9,403,123	1.0
648,208		Bank of America Corp.	10,462,077	1.2
224,998		Bank of New York Mellon Corp.	9,375,667	1.0
60,160	@	Berkshire Hathaway, Inc. – Class B	9,053,478	1.0
25,391		Blackrock, Inc.	9,466,019	1.1
138,080		Capital One Financial Corp.	9,886,528	1.1
202,989		Citigroup, Inc.	9,690,695	1.1
58,764		Goldman Sachs Group, Inc.	9,958,147	1.1
139,705		JPMorgan Chase & Co.	9,430,087	1.0
218,110		Metlife, Inc.	9,465,974	1.0
338,876		Morgan Stanley	10,864,365	1.2
215,472		US Bancorp	9,513,089	1.1
182,030		Wells Fargo & Co.	9,247,124	1.0
			144,368,121	16.0

		Health Care: 14.5%
221,672		Abbott Laboratories	9,314,657	1.0
138,326		AbbVie, Inc.	8,866,697	1.0
37,087	@	Allergan plc	8,698,385	1.0
56,963		Amgen, Inc.	9,687,128	1.1
35,789	@	Biogen, Inc.	10,938,192	1.2
117,123		Bristol-Myers Squibb Co.	6,721,689	0.8
86,530	@	Celgene Corp.	9,236,212	1.0
85,407		Danaher Corp.	6,952,984	0.8
109,404		Eli Lilly & Co.	8,506,161	0.9
103,925		Gilead Sciences, Inc.	8,145,642	0.9
71,650		Johnson & Johnson	8,550,711	1.0
100,058		Medtronic PLC	8,708,048	1.0
149,867		Merck & Co., Inc.	9,410,149	1.0
244,213		Pfizer, Inc.	8,498,612	0.9
60,846		UnitedHealth Group, Inc.	8,278,098	0.9
			130,513,365	14.5

		Industrials: 13.0%
49,849		3M Co.	8,934,935	1.0
67,328		Boeing Co.	8,715,609	1.0
115,182		Caterpillar, Inc.	9,439,165	1.0
168,770		Emerson Electric Co.	8,890,804	1.0
56,901		FedEx Corp.	9,384,682	1.0
63,040		General Dynamics Corp.	9,595,949	1.1
279,865		General Electric Co.	8,742,983	1.0
74,698		Honeywell International, Inc.	8,718,003	1.0
35,030		Lockheed Martin Corp.	8,511,239	0.9
63,300		Raytheon Co.	8,870,229	1.0
99,096		Union Pacific Corp.	9,466,641	1.0
80,402		United Parcel Service, Inc. - Class B	8,781,506	1.0
85,100		United Technologies Corp.	9,057,193	1.0
			117,108,938	13.0

		Information Technology: 15.5%
76,503		Accenture PLC	8,797,845	1.0
12,499	@	Alphabet, Inc. - Class C	9,587,358	1.0
90,572		Apple, Inc.	9,609,689	1.1
302,544		Cisco Systems, Inc.	9,511,983	1.0
314,913		EMC Corp.	9,129,328	1.0
74,895	@	Facebook, Inc.	9,445,757	1.0
57,591		International Business Machines Corp.	9,150,058	1.0
267,770		Intel Corp.	9,610,265	1.1
92,803		Mastercard, Inc.	8,967,554	1.0
169,171		Microsoft Corp.	9,720,566	1.1
210,849		Oracle Corp.	8,691,196	1.0
239,025	@	PayPal Holdings, Inc.	8,879,779	1.0

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
159,662	Qualcomm, Inc.	$10,069,882	1.1
139,591	Texas Instruments, Inc.	9,707,158	1.1
111,415	Visa, Inc. - Class A	9,013,474	1.0
		139,891,892	15.5

	Materials: 3.0%
173,076	Dow Chemical Co.	9,283,797	1.0
133,719	Du Pont E I de Nemours & Co.	9,306,842	1.0
82,593	Monsanto Co.	8,796,155	1.0
		27,386,794	3.0

	Real Estate: 1.0%
39,780	Simon Property Group, Inc.	8,571,397	1.0

	Telecommunication Services: 1.8%
200,985	AT&T, Inc.	8,216,267	0.9
155,284	Verizon Communications, Inc.	8,126,011	0.9
		16,342,278	1.8

	Utilities: 3.6%
101,604	Duke Energy Corp.	8,093,775	0.9
243,448	Exelon Corp.	8,277,232	0.9
66,928	NextEra Energy, Inc.	8,094,272	0.9
163,729	Southern Co.	8,404,209	0.9
		32,869,488	3.6

	Total Common Stock
	(Cost $637,634,554)	895,178,028	99.2

SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
3,455,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.370%††
	(Cost $3,455,000)	3,455,000	0.4

	Total Short-Term Investments
	(Cost $3,455,000)	3,455,000	0.4

	Total Investments in Securities (Cost $641,089,554)	$898,633,028	99.6
	Assets in Excess of Other Liabilities	3,229,826	0.4
	Net Assets	$901,862,854	100.0

††	Rate shown is the 7-day yield as of August 31, 2016.
@	Non-income producing security.

Cost for federal income tax purposes is $652,886,493.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$261,391,110
Gross Unrealized Depreciation	(15,644,575)

Net Unrealized Appreciation	$245,746,535

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$895,178,028	$–	$–	$895,178,028
Short-Term Investments	3,455,000	–	–	3,455,000
Total Investments, at fair value	$898,633,028	$–	$–	$898,633,028
Other Financial Instruments+
Futures	123,578	–	–	123,578
Total Assets	$898,756,606	$–	$–	$898,756,606

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2016, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	25	09/16/16	$2,711,875	$123,578
			$2,711,875	$123,578

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Corporate Leaders® 100 Fund as of August 31, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$123,578
Total Asset Derivatives		$123,578

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Consumer Discretionary: 12.3%
39,882		Abercrombie & Fitch Co.	$707,507	0.4
5,984	@	AMC Networks, Inc.	325,171	0.2
49,560	L	American Eagle Outfitters, Inc.	918,842	0.6
23,195		Big Lots, Inc.	1,143,977	0.7
28,382		Brunswick Corp.	1,305,288	0.8
4,331		CalAtlantic Group, Inc.	158,038	0.1
20,877		Cheesecake Factory	1,073,287	0.7
5,307		Churchill Downs, Inc.	792,760	0.5
9,367		Cinemark Holdings, Inc.	362,034	0.2
4,319	L	Cracker Barrel Old Country Store, Inc.	656,963	0.4
53,573		Dana, Inc.	772,523	0.5
3,132		Dick's Sporting Goods, Inc.	183,535	0.1
9,121		Domino's Pizza, Inc.	1,364,228	0.9
14,634		Foot Locker, Inc.	960,576	0.6
14,222		GameStop Corp.	403,763	0.3
66,008		Gentex Corp.	1,174,282	0.7
7,799		Hasbro, Inc.	637,490	0.4
8,516	@	Helen of Troy Ltd.	769,335	0.5
3,171		International Speedway Corp.	105,563	0.1
8,737		Jack in the Box, Inc.	868,982	0.6
24,681	@	LKQ Corp.	890,737	0.6
34,821		New York Times Co.	450,584	0.3
215	@	NVR, Inc.	362,662	0.2
13,421		Pool Corp.	1,353,776	0.9
6,906		Thor Industries, Inc.	560,422	0.4
5,869		Vail Resorts, Inc.	929,826	0.6
			19,232,151	12.3

		Consumer Staples: 5.2%
27,428	@,L	Blue Buffalo Pet Products, Inc.	707,094	0.4
7,926		Casey's General Stores, Inc.	1,040,763	0.7
7,286		Church & Dwight Co., Inc.	724,374	0.5
48,144		Dean Foods Co.	828,558	0.5
7,791		Ingredion, Inc.	1,067,055	0.7
19,608		Pinnacle Foods, Inc.	993,145	0.6
3,605	@	Post Holdings, Inc.	305,632	0.2
18,803	@	Prestige Brands Holdings, Inc.	904,989	0.6
26,871	@	Sprouts Farmers Market, Inc.	605,404	0.4
8,911	@	TreeHouse Foods, Inc.	844,139	0.5
3,356	@	WhiteWave Foods Co.	186,023	0.1
			8,207,176	5.2

		Energy: 3.2%
17,783	@	Dril-Quip, Inc.	988,201	0.6
4,080		EQT Corp.	291,720	0.2
75,422		Nabors Industries Ltd.	749,695	0.5
83,996	L	Noble Corp. PLC	483,817	0.3
65,200		QEP Resources, Inc.	1,245,320	0.8
49,903		Rowan Companies PLC	621,791	0.4
32,856		Superior Energy Services	552,967	0.4
			4,933,511	3.2

		Financials: 14.8%
3,873	@	Affiliated Managers Group, Inc.	550,160	0.4
421	@	Alleghany Corp.	225,740	0.1
9,260		Arthur J. Gallagher & Co.	457,537	0.3
19,811		Aspen Insurance Holdings Ltd.	910,513	0.6
17,968		East-West Bancorp., Inc.	667,331	0.4
16,062		Endurance Specialty Holdings Ltd.	1,057,683	0.7
8,342		Everest Re Group Ltd.	1,613,176	1.0
30,674		First American Financial Corp.	1,321,743	0.8
12,160		Hanover Insurance Group, Inc.	950,912	0.6
17,782		Hartford Financial Services Group, Inc.	730,307	0.5
63,946		Keycorp	803,162	0.5
24,213		Lazard Ltd.	896,607	0.6
2,599		MarketAxess Holdings, Inc.	438,035	0.3
15,162		MB Financial, Inc.	594,047	0.4
15,878		Old Republic International Corp.	305,334	0.2
30,842		PacWest Bancorp	1,335,767	0.9
16,982		Primerica, Inc.	966,785	0.6
27,228		PrivateBancorp, Inc.	1,251,127	0.8
10,787		Prosperity Bancshares, Inc.	598,355	0.4
9,364		Raymond James Financial, Inc.	544,704	0.3
6,354		RenaissanceRe Holdings Ltd.	760,574	0.5
4,542		SEI Investments Co.	209,386	0.1
12,916	@	Signature Bank	1,575,881	1.0
51,061	@	SLM Corp.	378,617	0.2
12,594	@	Stifel Financial Corp.	495,574	0.3
12,194	@	SVB Financial Group	1,354,266	0.9
25,060		Waddell & Reed Financial, Inc.	466,116	0.3
15,388		Washington Federal, Inc.	407,782	0.3
14,356		Webster Financial Corp.	554,572	0.4
18,039	@	Western Alliance Bancorp.	689,451	0.4
			23,111,244	14.8

		Health Care: 9.6%
7,839	@	Abiomed, Inc.	924,532	0.6
18,259	@	Akorn, Inc.	491,532	0.3
6,907	@	Align Technology, Inc.	641,660	0.4
10,822	@	Centene Corp.	739,034	0.5
14,956	@	Charles River Laboratories International, Inc.	1,244,489	0.8

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
1,460		Cooper Cos., Inc.	$271,443	0.2
7,212	@	Edwards Lifesciences Corp.	830,534	0.5
7,006		Hill-Rom Holdings, Inc.	415,526	0.3
13,737	@	Hologic, Inc.	527,776	0.3
5,320	@	Idexx Laboratories, Inc.	599,458	0.4
701	@	Intuitive Surgical, Inc.	481,180	0.3
10,163	@	Mednax, Inc.	668,420	0.4
1,465	@	Mettler Toledo International, Inc.	590,498	0.4
10,556	@	Molina Healthcare, Inc.	568,018	0.4
31,758		Owens & Minor, Inc.	1,091,522	0.7
3,227	L	Resmed, Inc.	215,209	0.2
15,703		STERIS PLC	1,109,888	0.7
886		Teleflex, Inc.	162,218	0.1
5,178	@,L	United Therapeutics Corp.	633,166	0.4
20,598	@	VCA, Inc.	1,458,544	0.9
11,410	@	WellCare Health Plans, Inc.	1,285,907	0.8
			14,950,554	9.6

		Industrials: 13.4%
7,434		Carlisle Cos., Inc.	779,529	0.5
13,378		Clarcor, Inc.	875,858	0.6
14,830		Curtiss-Wright Corp.	1,333,217	0.8
5,186		Equifax, Inc.	684,033	0.4
10,465		Fortune Brands Home & Security, Inc.	665,155	0.4
3,887	@	FTI Consulting, Inc.	172,155	0.1
9,990		Herman Miller, Inc.	360,339	0.2
9,033		Huntington Ingalls Industries, Inc.	1,491,981	1.0
16,236		IDEX Corp.	1,517,092	1.0
74,555	@	JetBlue Airways Corp.	1,189,152	0.8
20,671	@	Kirby Corp.	1,076,959	0.7
7,263	@	KLX, Inc.	271,201	0.2
19,807		Lincoln Electric Holdings, Inc.	1,258,933	0.8
17,746		Manpowergroup, Inc.	1,268,129	0.8
24,055		Masco Corp.	853,471	0.5
9,149		MSC Industrial Direct Co.	668,243	0.4
912		Nordson Corp.	90,042	0.1
2,158	@	Old Dominion Freight Line	153,499	0.1
17,700		Orbital ATK, Inc.	1,335,111	0.8
18,140		Regal-Beloit Corp.	1,112,526	0.7
9,279	@	Teledyne Technologies, Inc.	994,152	0.6
31,496		Timken Co.	1,066,770	0.7
15,946		Toro Co.	1,549,154	1.0
3,389		Wabtec Corp.	259,631	0.2
			21,026,332	13.4

		Information Technology: 17.9%
8,615	@	Ansys, Inc.	819,200	0.5
56,442	@	ARRIS International PLC	1,584,327	1.0
19,333	@	Arrow Electronics, Inc.	1,272,691	0.8
12,999		Belden, Inc.	969,595	0.6
17,237		Broadridge Financial Solutions, Inc. ADR	1,194,524	0.8
59,247		Brocade Communications Systems, Inc.	532,038	0.3
6,253	@	Cadence Design Systems, Inc.	159,076	0.1
3,035		CDK Global, Inc.	175,969	0.1
46,343	@	Ciena Corp.	994,057	0.6
10,058	@	Commvault Systems, Inc.	518,389	0.3
11,016		Convergys Corp.	328,607	0.2
3,578	@	CoStar Group, Inc.	741,541	0.5
5,305		Fair Isaac Corp.	678,722	0.4
10,090	@	Fortinet, Inc.	364,653	0.2
5,472	@	Gartner, Inc.	497,952	0.3
34,857		Ingram Micro, Inc.	1,218,601	0.8
61,308	@	Integrated Device Technology, Inc.	1,231,678	0.8
64,023		Intersil Corp.	1,263,814	0.8
16,985		j2 Global, Inc.	1,157,867	0.7
4,450		Jack Henry & Associates, Inc.	388,352	0.3
9,883		Lam Research Corp.	922,282	0.6
20,232	@	Manhattan Associates, Inc.	1,224,441	0.8
12,040		Maxim Integrated Products	490,269	0.3
18,212	@	Microsemi Corp.	727,752	0.5
26,441		National Instruments Corp.	738,762	0.5
9,282	@	Netscout Systems, Inc.	274,562	0.2
26,762	@	NeuStar, Inc.	680,022	0.4
9,753		Plantronics, Inc.	493,989	0.3
4,538	@	PTC, Inc.	193,636	0.1
8,240	@	Red Hat, Inc.	601,355	0.4
8,848		SYNNEX Corp.	939,392	0.6
3,259	@	Synopsys, Inc.	193,226	0.1
5,394	@	Tech Data Corp.	400,451	0.3
54,071	@	Trimble Navigation Ltd.	1,481,545	1.0
3,350	@	Tyler Technologies, Inc.	549,233	0.4
2,973	@	Ultimate Software Group, Inc.	621,179	0.4
13,461	@	Vantiv, Inc.	723,394	0.5
12,298	@,L	WebMD Health Corp.	634,208	0.4
			27,981,351	17.9

		Materials: 6.4%
1,354		Ashland, Inc.	158,526	0.1
6,084		Cabot Corp.	303,348	0.2
64,571		Commercial Metals Co.	1,002,142	0.6
17,923	@	Crown Holdings, Inc.	971,964	0.6
6,023		Eastman Chemical Co.	408,902	0.3
12,676		Minerals Technologies, Inc.	894,545	0.6
29,630		Olin Corp.	641,193	0.4
22,727		Packaging Corp. of America	1,787,024	1.1
10,508		Reliance Steel & Aluminum Co.	757,417	0.5
10,346		RPM International, Inc.	564,167	0.4
52,227		Steel Dynamics, Inc.	1,285,829	0.8

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
1,772	Valspar Corp.	$186,787	0.1
24,479	Worthington Industries, Inc.	1,050,149	0.7
		10,011,993	6.4

	Real Estate: 10.5%
754	Alexandria Real Estate Equities, Inc.	83,008	0.0
2,874	Camden Property Trust	252,251	0.2
13,346	Care Capital Properties, Inc.	400,247	0.3
37,937	@ Communications Sales & Leasing, Inc.	1,183,634	0.8
23,716	Corporate Office Properties Trust SBI MD	676,380	0.4
22,828	Corrections Corp. of America	363,650	0.2
14,316	CyrusOne, Inc.	727,825	0.5
23,487	DCT Industrial Trust, Inc.	1,144,052	0.7
10,128	Duke Realty Corp.	284,799	0.2
4,999	Equity Lifestyle Properties, Inc.	387,573	0.2
7,970	Hospitality Properties Trust	243,005	0.2
12,318	Jones Lang LaSalle, Inc.	1,438,127	0.9
31,271	LaSalle Hotel Properties	877,464	0.6
3,317	Liberty Property Trust	136,760	0.1
12,948	Life Storage, Inc.	1,165,320	0.7
24,039	Medical Properties Trust, Inc.	367,076	0.2
15,597	Mid-America Apartment Communities, Inc.	1,465,962	0.9
8,657	Omega Healthcare Investors, Inc.	313,383	0.2
2,831	Regency Centers Corp.	228,009	0.1
9,909	Sun Communities, Inc.	758,237	0.5
15,260	Tanger Factory Outlet Centers, Inc.	620,166	0.4
15,211	Taubman Centers, Inc.	1,181,438	0.8
25,630	Urban Edge Properties	734,556	0.5
32,403	Weingarten Realty Investors	1,336,624	0.9
		16,369,546	10.5

	Utilities: 5.6%
3,051	Atmos Energy Corp.	224,859	0.1
20,024	Black Hills Corp.	1,171,604	0.7
39,524	Great Plains Energy, Inc.	1,073,472	0.7
3,429	Idacorp, Inc.	260,844	0.2
24,916	National Fuel Gas Co.	1,421,707	0.9
12,738	OGE Energy Corp.	396,534	0.3
8,741	ONE Gas, Inc.	535,211	0.3
17,945	Questar Corp.	448,804	0.3
6,916	Southwest Gas Corp.	482,875	0.3
34,908	@ Talen Energy Corp.	482,080	0.3
33,396	UGI Corp.	1,518,850	1.0
13,602	Westar Energy, Inc.	747,294	0.5
		8,764,134	5.6

	Total Common Stock
	(Cost $147,592,586)	154,587,992	98.9

EXCHANGE-TRADED FUNDS: 0.6%
6,169	iShares S&P MidCap 400 Index Fund	965,140	0.6

	Total Exchange-Traded Funds
	(Cost $935,351)	965,140	0.6

	Total Long-Term Investments
	(Cost $148,527,937)	155,553,132	99.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Securities Lending Collateralcc: 2.6%
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 08/31/16, 0.35%, due 09/01/16 (Repurchase Amount $1,000,010, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 09/01/16-06/20/66)	1,000,000	0.6
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 08/31/16, 0.36%, due 09/01/16 (Repurchase Amount $1,000,010, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 09/01/16-02/01/49)	1,000,000	0.6
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 08/31/16, 0.36%, due 09/01/16 (Repurchase Amount $1,000,010, collateralized by various U.S. Government Securities, 1.375%-3.625%, Market Value plus accrued interest $1,020,000, due 03/31/20-02/15/44)	1,000,000	0.7

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,000,000	Nomura Securities, Repurchase Agreement dated 08/31/16, 0.33%, due 09/01/16 (Repurchase Amount $1,000,009, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,020,000, due 11/25/16-07/20/66)	$1,000,000	0.6
68,254	Royal Bank of Scotland PLC, Repurchase Agreement dated 08/31/16, 0.30%, due 09/01/16 (Repurchase Amount $68,255, collateralized by various U.S. Government Securities, 0.077%-3.625%, Market Value plus accrued interest $69,619, due 01/31/17-10/31/19)	68,254	0.1
		4,068,254	2.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
499,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.410%††
	(Cost $499,000)	499,000	0.3

	Total Short-Term Investments
	(Cost $4,567,254)	4,567,254	2.9

	Total Investments in Securities (Cost $153,095,191)	$160,120,386	102.4
	Liabilities in Excess of Other Assets	(3,704,790)	(2.4)
	Net Assets	$156,415,596	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at August 31, 2016.

Cost for federal income tax purposes is $153,147,387.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$11,102,845
Gross Unrealized Depreciation	(4,129,846)

Net Unrealized Appreciation	$6,972,999

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$154,587,992	$–	$–	$154,587,992
Exchange-Traded Funds	965,140	–	–	965,140
Short-Term Investments	499,000	4,068,254	–	4,567,254
Total Investments, at fair value	$156,052,132	$4,068,254	$–	$160,120,386

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.8%
		Consumer Discretionary: 13.8%
125,028		AMC Entertainment Holdings, Inc.	$3,802,101	0.7
239,954	L	American Eagle Outfitters, Inc.	4,448,747	0.8
222,025	@	Belmond Ltd	2,480,019	0.5
73,065		Big Lots, Inc.	3,603,566	0.7
14,980	@	Burlington Stores, Inc.	1,216,676	0.2
141,015		Caleres, Inc.	3,657,929	0.7
108,650		Cheesecake Factory	5,585,696	1.0
38,815		Childrens Place Retail Stores, Inc.	3,159,541	0.6
106,760	@	Dave & Buster's Entertainment, Inc.	4,959,002	0.9
60,695	@	Helen of Troy Ltd.	5,483,186	1.0
141,323	@	Imax Corp.	4,308,938	0.8
35,261		Jack in the Box, Inc.	3,507,059	0.7
60,055		La-Z-Boy, Inc.	1,601,667	0.3
44,225		Marriott Vacations Worldwide Corp.	3,409,748	0.6
111,175	@	Meritage Homes Corp.	3,991,183	0.7
74,814		Monro Muffler Brake, Inc.	4,220,258	0.8
27,380		Papa John's International, Inc.	2,048,845	0.4
20,570		Pool Corp.	2,074,896	0.4
166,981		Red Rock Resorts, Inc.	3,763,752	0.7
129,785	@	Sally Beauty Holdings, Inc.	3,532,748	0.7
18,510		Vail Resorts, Inc.	2,932,539	0.6
			73,788,096	13.8

		Consumer Staples: 2.8%
282,100	@,L	Amplify Snack Brands, Inc.	4,775,953	0.9
16,415		Casey's General Stores, Inc.	2,155,454	0.4
74,920		Pinnacle Foods, Inc.	3,794,698	0.7
44,525	@	Prestige Brands Holdings, Inc.	2,142,988	0.4
83,660	L	Vector Group Ltd.	1,866,455	0.4
			14,735,548	2.8

		Energy: 3.5%
125,425	@,L	Carrizo Oil & Gas, Inc.	4,802,523	0.9
272,900	@,L	Cloud Peak Energy, Inc.	1,127,077	0.2
35,400	@	Dril-Quip, Inc.	1,967,178	0.4
125,400	@	Forum Energy Technologies, Inc.	2,203,278	0.4
164,700	@	Laredo Petroleum, Inc.	2,022,516	0.4
163,700		QEP Resources, Inc.	3,126,670	0.6
207,380	@	Unit Corp.	3,544,124	0.6
			18,793,366	3.5

		Financials: 18.3%
88,550		Bank of the Ozarks, Inc.	3,469,389	0.7
105,885		Banner Corp.	4,688,588	0.9
108,575		Colony Capital, Inc.	2,005,380	0.4
16,875	@	Enstar Group Ltd.	2,811,206	0.5
71,441		Evercore Partners, Inc.	3,660,637	0.7
92,428		First American Financial Corp.	3,982,723	0.7
144,900		Great Western Bancorp, Inc.	4,961,376	0.9
118,985		Horace Mann Educators Corp.	4,348,902	0.8
129,050		MB Financial, Inc.	5,056,179	0.9
341,630		OM Asset Management Plc	4,612,005	0.9
79,545		Pinnacle Financial Partners, Inc.	4,509,406	0.8
38,294		Primerica, Inc.	2,180,077	0.4
54,675		PrivateBancorp, Inc.	2,512,316	0.5
373,505		Radian Group, Inc.	5,120,754	1.0
178,916		Redwood Trust, Inc.	2,647,957	0.5
108,047		Selective Insurance Group	4,311,075	0.8
105,307		Simmons First National Corp.	5,285,358	1.0
241,230		Sterling Bancorp/DE	4,305,955	0.8
75,565	@	Stifel Financial Corp.	2,973,483	0.6
28,247	@	SVB Financial Group	3,137,112	0.6
273,395		Talmer Bancorp, Inc.- Class A	6,359,168	1.2
153,175		Webster Financial Corp.	5,917,150	1.1
113,800	@	Western Alliance Bancorp.	4,349,436	0.8
115,325		WSFS Financial Corp.	4,486,143	0.8
			97,691,775	18.3

		Health Care: 9.7%
45,485	@,L	Acadia Pharmaceuticals, Inc.	1,461,433	0.3
45,508	@	Amedisys, Inc.	2,190,300	0.4
75,743	@	AMN Healthcare Services, Inc.	2,744,169	0.5
56,225	@,L	Cempra, Inc.	1,233,576	0.2
35,376	@	Charles River Laboratories International, Inc.	2,943,637	0.6
75,485	@,L	Depomed, Inc.	1,531,591	0.3
84,975	@,L	Esperion Therapeutics, Inc.	915,181	0.2
179,890	@,L	Halozyme Therapeutics, Inc.	1,762,922	0.3
118,175		Healthsouth Corp.	4,810,904	0.9
71,775		Hill-Rom Holdings, Inc.	4,256,975	0.8
67,950	@	Horizon Pharma PLC	1,277,460	0.2
58,975	@	Impax Laboratories, Inc.	1,426,605	0.3
137,075	@	Integer Holdings Corp.	3,317,215	0.6
6,700	@,L	Ligand Pharmaceuticals, Inc.	692,177	0.1
74,150	@	Masimo Corp.	4,385,231	0.8
21,825	@	Neurocrine Biosciences, Inc.	1,057,639	0.2
80,225	@	NuVasive, Inc.	5,252,331	1.0
34,684		Owens & Minor, Inc.	1,192,089	0.2
26,800	@	Pacira Pharmaceuticals, Inc./DE	1,062,084	0.2
40,450	@	Relypsa, Inc.	1,293,995	0.3
27,325	@,L	Spark Therapeutics Inc.	1,546,049	0.3
89,152	@	Surgery Partners, Inc.	1,717,068	0.3

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
118,975	@,L	Team Health Holdings, Inc.	$3,961,868	0.7
			52,032,499	9.7

		Industrials: 15.1%
93,725		ABM Industries, Inc.	3,601,852	0.7
169,975		Actuant Corp.	4,050,504	0.8
145,276	@	Atlas Air Worldwide Holdings, Inc.	5,395,551	1.0
122,554		Barnes Group, Inc.	5,066,382	0.9
91,600	@	Beacon Roofing Supply, Inc.	4,211,768	0.8
85,200		Clarcor, Inc.	5,578,044	1.0
42,500		Curtiss-Wright Corp.	3,820,750	0.7
101,974		Healthcare Services Group, Inc.	4,116,690	0.8
139,150		Heartland Express, Inc.	2,648,025	0.5
16,225	@	HUB Group, Inc.	661,169	0.1
151,037	@	On Assignment, Inc.	5,695,605	1.1
49,025		Orbital ATK, Inc.	3,697,956	0.7
59,280		Regal-Beloit Corp.	3,635,642	0.7
116,400	@	SPX FLOW, Inc.	3,423,324	0.6
39,300	@	Teledyne Technologies, Inc.	4,210,602	0.8
146,170		Tetra Tech, Inc.	5,159,801	1.0
37,981		Toro Co.	3,689,854	0.7
26,675		Universal Forest Products, Inc.	2,911,576	0.5
76,325		Watts Water Technologies, Inc.	4,915,330	0.9
68,725		Woodward, Inc.	4,310,432	0.8
			80,800,857	15.1

		Information Technology: 18.2%
30,860	@	Advanced Energy Industries, Inc.	1,356,297	0.3
138,658	@	Blackhawk Network Holdings, Inc.	4,749,036	0.9
142,365	@	Bottomline Technologies de, Inc.	3,287,208	0.6
49,045	@	CACI International, Inc.	4,873,111	0.9
91,457	@	Cardtronics plc	4,107,334	0.8
105,375	@	Commvault Systems, Inc.	5,431,027	1.0
93,585	@	Cornerstone OnDemand, Inc.	4,110,253	0.8
333,091		Cypress Semiconductor Corp.	3,973,776	0.7
114,920	@	Electronics for Imaging, Inc.	5,410,434	1.0
41,725	@	Euronet Worldwide, Inc.	3,238,277	0.6
26,925		Fair Isaac Corp.	3,444,784	0.6
252,945	@,L	Fitbit, Inc.	3,915,589	0.7
97,550		Flir Systems, Inc.	3,007,466	0.6
50,250		j2 Global, Inc.	3,425,543	0.6
46,675		Littelfuse, Inc.	5,918,390	1.1
84,100	@,L	Match Group, Inc.	1,361,579	0.3
137,970	@	Microsemi Corp.	5,513,281	1.0
51,625		MKS Instruments, Inc.	2,516,203	0.5
169,610	@	Netscout Systems, Inc.	5,017,064	0.9
73,720		Plantronics, Inc.	3,733,918	0.7
79,792	@	Plexus Corp.	3,682,401	0.7
140,100	@	Polycom, Inc.	1,742,844	0.3
174,850	@	Q2 Holdings, Inc.	4,951,752	0.9
212,405	@	Veeco Instruments, Inc.	4,178,006	0.8
132,325	@	Verint Systems, Inc.	4,514,929	0.9
			97,460,502	18.2

		Materials: 5.4%
114,225		Carpenter Technology Corp.	4,144,083	0.8
231,575		Commercial Metals Co.	3,594,044	0.7
99,775		HB Fuller Co.	4,737,317	0.9
136,599		KapStone Paper and Packaging Corp.	2,391,848	0.4
69,225		Minerals Technologies, Inc.	4,885,208	0.9
257,600		Olin Corp.	5,574,464	1.0
83,775		Worthington Industries, Inc.	3,593,948	0.7
			28,920,912	5.4

		Real Estate: 6.2%
176,065		Easterly Government Properties, Inc.	3,431,507	0.6
138,700		Hudson Pacific Properties, Inc.	4,642,289	0.9
223,920		Kennedy-Wilson Holdings, Inc.	4,939,675	0.9
69,285		LaSalle Hotel Properties	1,944,137	0.4
29,845		Life Storage, Inc.	2,686,050	0.5
94,558		QTS Realty Trust, Inc.	5,124,098	1.0
134,030		STAG Industrial, Inc.	3,327,965	0.6
69,263		STORE Capital Corp.	2,052,263	0.4
28,970		Sun Communities, Inc.	2,216,784	0.4
89,410		Urban Edge Properties	2,562,491	0.5
			32,927,259	6.2

		Telecommunication Services: 0.2%
59,425		Inteliquent, Inc.	988,832	0.2

		Utilities: 1.6%
56,180		Black Hills Corp.	3,287,092	0.6
22,600		Idacorp, Inc.	1,719,182	0.3
84,125		Portland General Electric Co.	3,542,504	0.7
			8,548,778	1.6

	Total Common Stock
	(Cost $450,230,764)		506,688,424	94.8

EXCHANGE-TRADED FUNDS: 2.1%
89,550		iShares Russell 2000 ETF	11,034,351	2.1

	Total Exchange-Traded Funds
	(Cost $10,344,881)		11,034,351	2.1

	Total Long-Term Investments
	(Cost $460,575,645)		517,722,775	96.9

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.5%
	Securities Lending Collateralcc: 5.0%
6,359,860	Cantor Fitzgerald, Repurchase Agreement dated 08/31/16, 0.35%, due 09/01/16 (Repurchase Amount $6,359,921, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $6,487,058, due 09/01/16-06/20/66)	$6,359,860	1.2
6,359,860	Daiwa Capital Markets, Repurchase Agreement dated 08/31/16, 0.36%, due 09/01/16 (Repurchase Amount $6,359,923, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $6,487,057, due 09/01/16-02/01/49)	6,359,860	1.2
6,359,860	Millenium Fixed Income Ltd., Repurchase Agreement dated 08/31/16, 0.36%, due 09/01/16 (Repurchase Amount $6,359,923, collateralized by various U.S. Government Securities, 1.375%-3.625%, Market Value plus accrued interest $6,487,058, due 03/31/20-02/15/44)	6,359,860	1.2
4,559,286	Nomura Securities, Repurchase Agreement dated 08/31/16, 0.33%, due 09/01/16 (Repurchase Amount $4,559,327, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $4,650,472, due 11/25/16-07/20/66)	4,559,286	0.8
3,139,309	State of Wisconsin Investment Board, Repurchase Agreement dated 08/31/16, 0.39%, due 09/01/16 (Repurchase Amount $3,139,343, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $3,214,012, due 04/15/18-01/15/29)	3,139,309	0.6
		26,778,175	5.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.5%
18,720,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.370%††
	(Cost $18,720,000)	18,720,000	3.5

	Total Short-Term Investments
	(Cost $45,498,175)	45,498,175	8.5

	Total Investments in Securities (Cost $506,073,820)	$563,220,950	105.4
	Liabilities in Excess of Other Assets	(28,788,441)	(5.4)
	Net Assets	$534,432,509	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at August 31, 2016.

Cost for federal income tax purposes is $506,273,477.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$81,540,849
Gross Unrealized Depreciation	(24,593,376)

Net Unrealized Appreciation	$56,947,473

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$506,688,424	$–	$–	$506,688,424
Exchange-Traded Funds	11,034,351	–	–	11,034,351
Short-Term Investments	18,720,000	26,778,175	–	45,498,175
Total Investments, at fair value	$536,442,775	$26,778,175	$–	$563,220,950

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 28, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	October 28, 2016